Restricted Cash, Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2022
Disclosure Of Restricted Cash Deposits And Marketable Securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 5 - Restricted Cash, Deposits and Marketable Securities

	December 31
	2022	2021
	€ in thousands
Marketable securities (1)	2,836	1,946

Short-term deposits	-	28,410

Short-term restricted cash	900	1,000

Restricted cash and bank deposits, long-term (2)	20,192	15,630

(1)	The Company invested in a traded corporate bond with a coupon rate of 3.255% and in a traded US treasury bill with a coupon rate of 1.375%.

(2)
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).